Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

8. Intangible assets

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$'m	$'m	$'m	$'m	$'m
Cost
At January 1, 2017	2,088	2,258	234	64	4,644
Charge for the year	—	—	5	16	21
Derecognition of fully amortized assets	—	(42)	—	—	(42)
Exchange	113	139	12	8	272
At December 31, 2017	2,201	2,355	251	88	4,895
Amortization
At January 1, 2017		(399)	(87)	(43)	(529)
Additions		(225)	(31)	(8)	(264)
Derecognition of fully amortized assets		42	—	—	42
Exchange		(25)	(8)	(7)	(40)
At December 31, 2017		(607)	(126)	(58)	(791)
Net book value
At December 31, 2017	2,201	1,748	125	30	4,104
Cost
At January 1, 2018	2,201	2,355	251	88	4,895
Additions	—	—	12	25	37
Impairment	(186)	—	—	—	(186)
Exchange	(45)	(55)	(8)	(3)	(111)
At December 31, 2018	1,970	2,300	255	110	4,635
Amortization
At January 1, 2018		(607)	(126)	(58)	(791)
Charge for the year		(227)	(30)	(8)	(265)
Exchange		17	3	2	22
At December 31, 2018		(817)	(153)	(64)	(1,034)
Net book value
At December 31, 2018	1,970	1,483	102	46	3,601

An impairment charge of $186 million, before the impact of deferred tax, was recognized in the year ended December 31, 2018 in respect of the goodwill in Glass Packaging North America as a result of the impairment testing performed. The impairment charge primarily arises as a result of a challenging market backdrop of continuing reductions in demand and volumes of glass packaging for domestically-produced mass beer brands as a result of the growth in consumption of imported beer. The decline in mass beer continues and the Group has undertaken a comprehensive review of our capacity, transportation, logistics and supply chain and implemented measures to improve future performance in order to ensure that the business once again performs in line with our expectations. These actions included the recalibration of our production capacity through addressing the overcapacity in beer and establishing additional capacity for wine and food.

In the year ended December 31, 2017 an intangible asset relating to an acquired customer relationship in Glass Packaging North America was derecognised. This asset had reached the end of its estimated useful life and had a net book value of $nil at the date of derecognition.

Goodwill

Allocation of goodwill

Goodwill has been allocated to groups of CGUs for the purpose of impairment testing. The groupings represent the lowest level at which the related goodwill is monitored for internal management purposes. Goodwill acquired through business combination activity is allocated to CGUs that are expected to benefit from synergies arising from that combination.

The lowest level within the Group at which the goodwill is monitored for internal management purposes and consequently the CGUs to which goodwill is allocated is set out below:

	At December 31,
	2018	2017
	$'m	$'m
Metal Packaging Europe - excluding the Beverage Can Business ('Metal Europe')	305	320
Metal Packaging Americas - excluding the Beverage Can Business ('Metal Americas')	29	29
Metal Packaging Europe - Beverage Can Business ('Beverage Europe')	577	604
Metal Packaging Americas - Beverage Can Business ('Beverage Americas')	437	437
Glass Packaging Europe	62	65
Glass Packaging North America	560	746
Total Goodwill	1,970	2,201

Impairment tests for goodwill

The Group performs its impairment test of goodwill annually following approval of the annual budget.

Recoverable amount and carrying amount

The Group used the value in use (“VIU”) model for the purposes of the goodwill impairment testing as this reflects the Group’s intention to hold and operate the assets.  However, if an impairment indicator exists for a CGU, the Group uses both the VIU model and the fair value less costs to sell (“FVLCTS”) model to establish the higher of the recoverable amount.

Value in use

The VIU model used the 2019 budget approved by the Board and a two year forecast for 2020 to 2021 (2017: one-year budget). The budget and forecast results were then extended for a further two-year period (2017: four-year period) making certain assumptions including that long-term capital expenditure equals depreciation and that any increase in input cost will be passed through to customers, in line with historic practice and contractual terms.

The terminal value assumed long-term growth in line with long-term inflation.

Cash flows considered in the VIU model included the cash inflows and outflows related to the continuing use of the assets over their remaining useful lives, expected earnings, required maintenance capital expenditure, depreciation and working capital.

The discount rate applied to cash flows in the VIU model was estimated using our weighted average cost of capital as determined by the Capital Asset Pricing Model with regard to the risks associated with the cash flows being considered (country, market and specific risks of the asset).

The modelled cash flows take into account the Group’s established history of earnings, cash flow generation and the nature of the markets in which we operate, where product obsolescence is low. The key assumptions employed in modelling estimates of future cash flows are subjective and include projected Adjusted EBITDA, discount rates and growth rates, replacement capital expenditure requirements, rates of customer retention and the ability to maintain margin through the pass through of input cost inflation.

Under the VIU model, there was an indicator of impairment identified in the Glass Packaging North America CGU when the discounted future cash flows were compared to the carrying amount of the Glass Packaging North America CGU. Consequently, a FVLCTS calculation was performed to establish the higher of  the recoverable amount when compared to the VIU model for Glass Packaging North America at December, 31 2018. See below for details of results of the FVLCTS calculation.

For all remaining CGUs, a sensitivity analysis was performed reflecting potential variations in terminal growth rate and discount rate assumptions. In all cases the recoverable values calculated were in excess of the carrying values of the CGUs. The variation applied to terminal value growth rates and discount rates was a 50 basis points decrease and increase respectively and represents a reasonably possible change to the key assumptions of the VIU model. Further, a reasonably possible change to the operating cash flows would not reduce the recoverable amounts below the carrying value of the CGUs.

Fair value less costs to sell

The FVLCTS calculation for the Glass Packaging North America CGU used the 2019 projected Adjusted EBITDA multiplied by an earnings multiple of 6.7x, based on comparable market transactions, and adjusted for selling costs. The fair value measurement was considered a Level 3 fair value based on certain unobservable pricing inputs. The FVLCTS calculation resulted in a higher recoverable amount than the VIU model.  The recoverable amount was then compared to the carrying value of the Glass Packaging North America CGU, resulting in the recognition of an impairment charge of $186 million (before the impact of deferred tax) on goodwill allocated to Glass Packaging North America in the year ended December 31, 2018.

A sensitivity analysis was performed on the FVLCTS calculation by increasing and decreasing the earnings multiple and the 2019 projected Adjusted EBITDA by 50 basis points respectively. The results of the sensitivitiy analysis does not have a material impact on the impairment charge recognized in the year end December 31, 2018.

The additional disclosures required under IAS 36 in relation to significant goodwill amounts arising in the groups of CGUs are as follows:

						Glass
					Glass	Packaging
	Metal	Metal	Beverage	Beverage	Packaging	North
	Europe	Americas	Europe	Americas	Europe	America
	$'m/%	$'m/%	$'m/%	$'m/%	$'m/%	$'m/%
2018
Carrying amount of goodwill	305	29	577	437	62	560
Excess of recoverable amount	1,672	299	1,673	1,085	2,222	N/A
Pre-tax discount rate applied	7.6	9.7	6.7	9.6	8.5	N/A
Growth rate for terminal value	1.5	1.5	1.5	1.5	1.5	N/A
2017
Carrying amount of goodwill	320	29	604	437	65	746
Excess of recoverable amount	3,104	451	1,650	786	2,907	859
Pre-tax discount rate applied	7.3	8.3	7.4	9.6	8.2	9.1
Growth rate for terminal value	1.5	1.5	1.5	1.5	1.5	1.5